LEASES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LEASES
Lease expense	$ 37,399	$ 86,911	$ 91,386
lease term	1 year 8 months 12 days	5 months
Operating lease agreements expiration dates		expiration date in August 2025
Operating Lease, Weighted Average Discount Rate, Percent	4.75%	3.85%